INCOME TAXES - Schedule Of components of income tax expense benefit (Details) - USD ($)	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
INCOME TAXES
Current income tax benefit (expense)	$ (738)	$ 1,256,560	$ (256,030)	$ (1,154,780)
Deferred tax expense	0	(26,108,436)	4,255,391	20,055,500
Total expense for income taxes	$ (738)	$ (24,590,417)	$ 3,999,361	$ 18,900,720